UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Fixed Income ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Strategic Trust – Fixed Income ETFs
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2012, enclosed.

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs

Semiannual Report
June 30, 2012

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period

Schwab U.S. TIPS ETFtm (Ticker Symbol: SCHP)

NAV Return[1]	3.93%
Market Price Return[1]	3.82%
Barclays U.S. TIPS Index (Series-L)SM	4.04%
ETF Category: Morningstar Inflation-Protected Bond[2]	3.25%

Performance Details	page 5

Schwab Short-Term U.S. Treasury ETFtm (Ticker Symbol: SCHO)

NAV Return[1]	0.07%
Market Price Return[1]	-0.03%
Barclays U.S. 1-3 Year Treasury Bond IndexSM	0.12%
ETF Category: Morningstar Short Government[2]	0.13%

Performance Details	page 6

Schwab Intermediate-Term U.S. Treasury ETFtm (Ticker Symbol: SCHR)

NAV Return[1]	1.74%
Market Price Return[1]	1.59%
Barclays U.S. 3-10 Year Treasury Bond IndexSM	1.82%
ETF Category: Morningstar Intermediate Government[2]	1.40%

Performance Details	page 7

Schwab U.S. Aggregate Bond ETFtm (Ticker Symbol: SCHZ)

NAV Return[1]	2.19%
Market Price Return[1]	2.13%
Barclays U.S. Aggregate Bond IndexSM	2.37%
ETF Category: Morningstar Intermediate-Term Bond[2]	3.17%

Performance Details	page 8

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed by the fund. Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the funds. The funds are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such funds.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Fixed-Income ETFs. For the six months ended June 30, 2012, the U.S. fixed-income markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates in an effort to stimulate the economy in light of lackluster global economic activity and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. The Fed also extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates.

Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index returned 2.4% for the six months, with the U.S. Treasury sector of the index returning approximately 1.5%, and the Corporate sector returning

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Fixed-Income ETFs

From the President continued

For the six months ended June 30, 2012, the U.S. fixed-income markets saw a continuation of historically low yields.

roughly 4.7%. The U.S. TIPS Index returned 4.0%, benefitting from slightly faster inflation that translated into upwardly adjusted principals for TIPS.

Thank you for investing in the Schwab Fixed-Income ETFs. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab Fixed-Income ETFs, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Fixed-Income ETFs 3

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in June 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the Schwab U.S. Aggregate Bond ETF. He joined CSIM in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the Schwab U.S. Aggregate Bond ETF. He joined CSIM in 2007 and has worked in fixed-income asset management since 1996.

4 Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. TIPS ETFtm (8/5/10)
NAV Return[3]	3.93%	11.50%	9.83%
Market Price Return[3]	3.82%	11.63%	9.93%
Barclays U.S. TIPS Index (Series-L)SM	4.04%	11.66%	10.01%
ETF Category: Morningstar Inflation-Protected Bond	3.25%	10.98%	10.11%

Fund Expense Ratio4: 0.14%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	100.0%

Weighted Average Maturity[6]	9.2 yrs
Weighted Average Effective Duration	8.1 yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 5

Schwab Short-Term U.S. Treasury ETF™

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Short-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	0.07%	0.71%	0.88%
Market Price Return[3]	-0.03%	0.65%	0.87%
Barclays U.S. 1-3 Year Treasury Bond IndexSM	0.12%	0.81%	0.99%
ETF Category: Morningstar Short Government	0.13%	0.63%	0.75%

Fund Expense Ratio4: 0.12%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[6]	0.1%

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Effective Duration	1.9 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

6 Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF™

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Intermediate-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	1.74%	8.59%	5.78%
Market Price Return[3]	1.59%	8.71%	5.83%
Barclays U.S. 3-10 Year Treasury Bond IndexSM	1.82%	8.77%	5.95%
ETF Category: Morningstar Intermediate Government	1.40%	6.58%	4.50%

Fund Expense Ratio4: 0.12%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	100.0%

Weighted Average Maturity[6]	5.8 yrs
Weighted Average Effective Duration	5.3 yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 7

Schwab U.S. Aggregate Bond ETF™

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1,2

Fund and Inception Date	6 Months	Since Inception*

Fund: Schwab U.S. Aggregate Bond ETFtm (7/14/11)
NAV Return[3]	2.19%	6.02%
Market Price Return[3]	2.13%	6.37%
Barclays U.S. Aggregate Bond IndexSM	2.37%	6.29%
ETF Category: Morningstar Intermediate-Term Bond	3.17%	5.71%

Fund Expense Ratio4: 0.10%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government and Government Agencies	39.8%
Mortgage-Backed Securities[6]	29.7%
Corporate Bonds	19.8%
Foreign Securities	4.4%
Short-Term Investments & Other Assets[7]	3.4%
Commercial Mortgage Backed Securities	1.8%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.2%

Weighted Average Maturity[8]	6.2 yrs
Weighted Average Effective Duration	4.3 yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 0.8% of total investments on June 30, 2012.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

8 Schwab Fixed-Income ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab U.S. TIPS ETFtm
Actual Return	0.14%	$1,000	$1,039.30	$0.71
Hypothetical 5% Return	0.14%	$1,000	$1,024.17	$0.70

Schwab Short-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$1,000.70	$0.60
Hypothetical 5% Return	0.12%	$1,000	$1,024.27	$0.60

Schwab Intermediate-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$1,017.40	$0.60
Hypothetical 5% Return	0.12%	$1,000	$1,024.27	$0.60

Schwab U.S. Aggregate Bond ETFtm
Actual Return	0.10%	$1,000	$1,021.90	$0.50
Hypothetical 5% Return	0.10%	$1,000	$1,024.37	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Fixed-Income ETFs 9

Schwab U.S. TIPS ETF™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	8/4/10[1]–
	6/30/12*		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	55.46		50.37	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.73		1.56	0.20
Net realized and unrealized gains (losses)	1.45		5.09	0.37	[2]

Total from investment operations	2.18		6.65	0.57
Less distributions:
Distributions from net investment income	(0.36)		(1.56)	(0.20)

Net asset value at end of period	57.28		55.46	50.37

Total return (%)	3.93	[3]	13.38	1.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[4]	0.14	0.14	[4]
Gross operating expenses	0.14	[4]	0.14	0.14	[4]
Net investment income (loss)	2.92	[4]	3.03	1.27	[4]
Portfolio turnover rate[5]	10	[3]	26	6	[3]
Net assets, end of period ($ x 1,000)	446,749		288,373	80,591

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

10 See financial notes

 Schwab U.S. TIPS ETF

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	U.S. Government Securities	417,213,736	442,680,154

99.1%	Total Investments	417,213,736	442,680,154
0.9%	Other Assets and Liabilities, Net		4,068,912

100.0%	Net Assets		446,749,066

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligations 99.1%

U.S. Treasury Inflation Protected Securities
1.88%, 07/15/13	14,017,837	14,361,695
2.00%, 01/15/14	14,383,191	14,944,999
1.25%, 04/15/14	9,235,977	9,543,350
2.00%, 07/15/14	12,971,499	13,753,810
1.63%, 01/15/15	12,208,839	12,985,199
0.50%, 04/15/15	12,606,251	13,092,726
1.88%, 07/15/15	11,008,176	11,983,390
2.00%, 01/15/16	10,688,459	11,832,445
0.13%, 04/15/16	22,153,360	23,077,599
2.50%, 07/15/16	10,784,787	12,360,336
2.38%, 01/15/17	9,353,720	10,806,446
0.13%, 04/15/17	9,063,527	9,573,351
2.63%, 07/15/17	8,016,935	9,535,182
1.63%, 01/15/18	8,466,025	9,680,392
1.38%, 07/15/18	8,349,590	9,539,407
2.13%, 01/15/19	7,782,923	9,321,295
1.88%, 07/15/19	8,826,873	10,566,032
1.38%, 01/15/20	10,705,858	12,463,974
1.25%, 07/15/20	16,452,892	19,136,687
1.13%, 01/15/21	18,840,244	21,707,541
0.63%, 07/15/21	19,983,263	22,284,535
0.13%, 01/15/22	22,654,762	23,996,378
2.38%, 01/15/25	14,698,347	19,378,889
2.00%, 01/15/26	10,675,710	13,641,529
2.38%, 01/15/27	8,571,201	11,505,466
1.75%, 01/15/28	8,596,694	10,775,440
3.63%, 04/15/28	9,691,384	14,948,960
2.50%, 01/15/29	8,311,142	11,530,379
3.88%, 04/15/29	11,410,017	18,421,815
3.38%, 04/15/32	3,343,647	5,389,023
2.13%, 02/15/40	5,289,609	7,515,371
2.13%, 02/15/41	9,705,066	13,870,674
0.75%, 02/15/42	8,697,813	9,155,839

Total U.S. Government Securities
(Cost $417,213,736)		442,680,154

End of Investments

At 06/30/12, the tax basis cost of the fund’s investments was $417,279,958 and the unrealized appreciation and depreciation were $25,727,352 and ($327,156), respectively, with a net unrealized appreciation of $25,400,196.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$442,680,154	$—	$442,680,154

Total	$—	$442,680,154	$—	$442,680,154

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

See financial notes 11

 Schwab U.S. TIPS ETF

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at value (cost $417,213,736)		$442,680,154
Receivables:
Investments sold		6,092,107
Interest	+	2,466,981

Total assets		451,239,242

Liabilities

Payables:
Investments bought		4,458,464
Investment adviser fees		5,131
Due to custodian	+	26,581

Total liabilities		4,490,176

Net Assets

Total assets		451,239,242
Total liabilities	−	4,490,176

Net assets		$446,749,066

Net Assets by Source
Capital received from investors		418,702,068
Net investment income not yet distributed		2,845,828
Net realized capital losses		(265,248)
Net unrealized capital gains		25,466,418

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$446,749,066		7,800,001		$57.28

12 See financial notes

 Schwab U.S. TIPS ETF

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$5,807,666

Expenses

Investment adviser fees		265,804

Total expenses	−	265,804

Net investment income		5,541,862

Realized and Unrealized Gains (Losses)

Net realized gains on investments		21,665
Net unrealized gains on investments	+	8,939,675

Net realized and unrealized gains		8,961,340

Net increase in net assets resulting from operations		$14,503,202

See financial notes 13

 Schwab U.S. TIPS ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$5,541,862	$5,717,639
Net realized gains		21,665	597,078
Net unrealized gains	+	8,939,675	17,204,187

Net increase in net assets resulting from operations		14,503,202	23,518,904

Distributions to Shareholders

Distributions from net investment income		($2,707,201)	($5,706,922)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,000	$146,579,578	4,000,000	$210,921,785
Shares redeemed	+	—	—	(400,000)	(20,951,087)

Net transactions in fund shares		2,600,000	$146,579,578	3,600,000	$189,970,698

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,200,001	$288,373,487	1,600,001	$80,590,807
Total increase	+	2,600,000	158,375,579	3,600,000	207,782,680

End of period		7,800,001	$446,749,066	5,200,001	$288,373,487

Net investment income not yet distributed			$2,845,828		$11,167

14 See financial notes

Schwab Short-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	8/4/10[1]–
	6/30/12*		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.50		49.99	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	0.06
Net realized and unrealized gains (losses)	(0.04)		0.51	(0.01)

Total from investment operations	0.03		0.72	0.05
Less distributions:
Distributions from net investment income	(0.06)		(0.21)	(0.06)

Net asset value at end of period	50.47		50.50	49.99

Total return (%)	0.07	[2]	1.43	0.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]	0.12	0.12	[3]
Gross operating expenses	0.12	[3]	0.12	0.12	[3]
Net investment income (loss)	0.30	[3]	0.42	0.37	[3]
Portfolio turnover rate[4]	52	[2]	74	48	[2]
Net assets, end of period ($ x 1,000)	249,805		181,805	49,990

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 15

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	248,288,266	248,615,386
0.1%	Other Investment Company	174,067	174,067

99.6%	Total Investments	248,462,333	248,789,453
0.4%	Other Assets and Liabilities, Net		1,015,217

100.0%	Net Assets		249,804,670

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Notes
1.13%, 06/15/13	98,000	98,827
1.00%, 07/15/13	3,613,000	3,641,088
0.38%, 07/31/13	3,433,000	3,437,693
3.38%, 07/31/13	5,625,000	5,814,186
0.75%, 08/15/13	5,056,000	5,083,848
3.13%, 08/31/13	5,886,000	6,081,662
3.13%, 09/30/13	9,287,000	9,616,401
2.75%, 10/31/13	9,502,000	9,812,677
0.50%, 11/15/13	10,017,000	10,047,131
2.00%, 11/30/13	7,996,000	8,189,343
0.75%, 12/15/13	7,380,000	7,428,723
1.00%, 01/15/14	9,830,000	9,934,827
1.25%, 02/15/14	9,402,000	9,544,130
4.00%, 02/15/14	3,474,000	3,680,675
1.88%, 02/28/14	2,176,000	2,232,187
1.75%, 03/31/14	4,476,000	4,587,202
1.25%, 04/15/14	8,206,000	8,341,276
1.88%, 04/30/14	8,945,000	9,197,974
2.25%, 05/31/14	9,644,000	9,996,614
0.75%, 06/15/14	7,612,000	7,676,230
2.63%, 06/30/14	2,682,000	2,805,206
0.63%, 07/15/14	4,282,000	4,307,093
2.63%, 07/31/14	5,219,000	5,465,681
0.50%, 08/15/14	7,840,000	7,867,565
2.38%, 08/31/14	3,907,000	4,077,931
0.25%, 09/15/14	6,534,000	6,520,729
0.50%, 10/15/14	9,719,000	9,754,688
0.38%, 11/15/14	10,211,000	10,218,178
0.25%, 01/15/15	9,147,000	9,121,992
0.25%, 02/15/15	9,333,000	9,301,650
4.00%, 02/15/15	6,924,000	7,573,665
2.38%, 02/28/15	9,147,000	9,626,504
2.50%, 03/31/15	11,850,000	12,533,224
2.13%, 05/31/15	14,295,000	14,998,586

Total U.S. Government Securities
(Cost $248,288,266)		248,615,386

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	174,067	174,067

Total Other Investment Company
(Cost $174,067)		174,067

End of Investments

At 06/30/12, the tax basis cost of the fund’s investments was $248,466,231 and the unrealized appreciation and depreciation were $339,918 and ($16,696), respectively, with a net unrealized appreciation of $323,222.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$248,615,386	$—	$248,615,386
Other Investment Company(a)	174,067	—	—	174,067

Total	$174,067	$248,615,386	$—	$248,789,453

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

16 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at value (cost $248,462,333)		$248,789,453
Receivables:
Investments sold		12,779,419
Fund shares sold		10,092,932
Interest	+	1,016,896

Total assets		272,678,700

Liabilities

Payables:
Investments bought		12,778,311
Investment adviser fees		2,559
Fund shares redeemed	+	10,093,160

Total liabilities		22,874,030

Net Assets

Total assets		272,678,700
Total liabilities	−	22,874,030

Net assets		$249,804,670

Net Assets by Source
Capital received from investors		249,467,142
Net investment income not yet distributed		52,880
Net realized capital losses		(42,472)
Net unrealized capital gains		327,120

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$249,804,670		4,950,001		$50.47

See financial notes 17

 Schwab Short-Term U.S. Treasury ETF

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$406,844

Expenses

Investment adviser fees		116,200

Total expenses	−	116,200

Net investment income		290,644

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(63,636)
Net realized gains on in-kind redemptions	+	35,227

Net realized losses		(28,409)
Net unrealized losses on investments	+	(193,448)

Net realized and unrealized losses		(221,857)

Net increase in net assets resulting from operations		$68,787

18 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$290,644	$543,282
Net realized gains (losses)		(28,409)	751,518
Net unrealized gains (losses)	+	(193,448)	597,217

Net increase in net assets resulting from operations		68,787	1,892,017

Distributions to Shareholders

Distributions from net investment income		($237,805)	($543,241)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,750,000	$88,373,480	5,300,000	$266,780,358
Shares redeemed	+	(400,000)	(20,205,252)	(2,700,000)	(136,313,641)

Net transactions in fund shares		1,350,000	$68,168,228	2,600,000	$130,466,717

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,600,001	$181,805,460	1,000,001	$49,989,967
Total increase	+	1,350,000	67,999,210	2,600,000	131,815,493

End of period		4,950,001	$249,804,670	3,600,001	$181,805,460

Net investment income not yet distributed			$52,880		$41

See financial notes 19

Schwab Intermediate-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	8/4/10[1]–
	6/30/12*		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	53.39		49.31	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.32		0.82	0.28
Net realized and unrealized gains (losses)	0.61		4.08	(0.69)

Total from investment operations	0.93		4.90	(0.41)
Less distributions:
Distributions from net investment income	(0.28)		(0.82)	(0.28)

Net asset value at end of period	54.04		53.39	49.31

Total return (%)	1.74	[2]	10.02	(0.83)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]	0.12	0.12	[3]
Gross operating expenses	0.12	[3]	0.12	0.12	[3]
Net investment income (loss)	1.22	[3]	1.62	1.58	[3]
Portfolio turnover rate[4]	33	[2]	46	20	[2]
Net assets, end of period ($ x 1,000)	197,243		117,452	34,517

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

20 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	191,532,767	195,647,586
0.0%	Other Investment Company	13,473	13,473

99.2%	Total Investments	191,546,240	195,661,059
0.8%	Other Assets and Liabilities, Net		1,581,757

100.0%	Net Assets		197,242,816

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Bonds
7.25%, 05/15/16	3,301,000	4,140,177
8.50%, 02/15/20	613,000	939,710
8.75%, 05/15/20	468,000	732,237
8.75%, 08/15/20	1,771,000	2,793,476

U.S. Treasury Notes
4.25%, 08/15/15	2,452,000	2,739,727
1.25%, 08/31/15	4,062,000	4,163,867
1.25%, 09/30/15	750,000	768,633
1.38%, 11/30/15	2,970,000	3,057,942
2.13%, 02/29/16	4,105,000	4,342,002
2.38%, 03/31/16	7,157,000	7,641,779
2.00%, 04/30/16	4,936,000	5,206,710
3.25%, 06/30/16	5,155,000	5,696,677
4.88%, 08/15/16	3,105,000	3,643,038
1.00%, 08/31/16	6,688,000	6,794,072
3.13%, 10/31/16	5,289,000	5,848,063
2.75%, 11/30/16	7,373,000	8,044,061
3.13%, 01/31/17	4,107,000	4,557,168
3.00%, 02/28/17	3,775,000	4,172,851
3.25%, 03/31/17	5,218,000	5,833,155
0.88%, 04/30/17	6,310,000	6,358,808
3.13%, 04/30/17	2,025,000	2,255,028
2.75%, 05/31/17	3,492,000	3,831,381
2.50%, 06/30/17	4,896,000	5,315,984
2.38%, 07/31/17	1,279,000	1,381,320
4.75%, 08/15/17	4,750,000	5,698,889
4.25%, 11/15/17	1,383,000	1,631,291
2.25%, 11/30/17	1,903,000	2,046,022
3.50%, 02/15/18	3,333,000	3,813,942
2.75%, 02/28/18	5,546,000	6,121,830
4.00%, 08/15/18	3,406,000	4,030,790
1.38%, 09/30/18	2,858,000	2,926,323
3.75%, 11/15/18	3,792,000	4,442,271
1.38%, 12/31/18	3,068,000	3,137,030
2.75%, 02/15/19	2,420,000	2,686,011
1.38%, 02/28/19	7,125,000	7,276,406
3.13%, 05/15/19	4,405,000	5,007,247
3.63%, 08/15/19	4,428,000	5,194,252
3.38%, 11/15/19	2,898,000	3,353,305
3.63%, 02/15/20	2,389,000	2,810,623
3.50%, 05/15/20	2,854,000	3,335,167
2.63%, 08/15/20	4,245,000	4,672,484
2.63%, 11/15/20	3,056,000	3,359,452
3.63%, 02/15/21	1,869,000	2,206,880
3.13%, 05/15/21	4,098,000	4,665,958
2.13%, 08/15/21	4,610,000	4,846,263
2.00%, 02/15/22	10,328,000	10,677,376
1.75%, 05/15/22	1,438,000	1,449,908

Total U.S. Government Securities
(Cost $191,532,767)		195,647,586

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	13,473	13,473

Total Other Investment Company
(Cost $13,473)		13,473

End of Investments

At 06/30/12, the tax basis cost of the fund’s investments was $191,547,573 and the unrealized appreciation and depreciation were $4,126,173 and ($12,687), respectively, with a net unrealized appreciation of $4,113,486.

See financial notes 21

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$195,647,586	$—	$195,647,586
Other Investment Company(a)	13,473	—	—	13,473

Total	$13,473	$195,647,586	$—	$195,661,059

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

22 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at value (cost $191,546,240)		$195,661,059
Receivables:
Investments sold		7,143,629
Fund shares sold		5,407,577
Interest	+	1,424,601

Total assets		209,636,866

Liabilities

Payables:
Investments bought		6,988,123
Investment adviser fees		2,011
Fund shares redeemed	+	5,403,916

Total liabilities		12,394,050

Net Assets

Total assets		209,636,866
Total liabilities	−	12,394,050

Net assets		$197,242,816

Net Assets by Source
Capital received from investors		192,085,726
Net investment income not yet distributed		164,107
Net realized capital gains		878,164
Net unrealized capital gains		4,114,819

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$197,242,816		3,650,001		$54.04

See financial notes 23

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$1,008,726
Securities on loan	+	20

Total investment income		1,008,746

Expenses

Investment adviser fees		90,056

Total expenses	−	90,056

Net investment income		918,690

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(110,797)
Net realized gains on in-kind redemptions	+	1,030,798

Net realized gains		920,001
Net unrealized gains on investments	+	676,725

Net realized and unrealized gains		1,596,726

Net increase in net assets resulting from operations		$2,515,416

24 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$918,690	$1,084,928
Net realized gains		920,001	672,965
Net unrealized gains	+	676,725	4,218,815

Net increase in net assets resulting from operations		2,515,416	5,976,708

Distributions to Shareholders

Distributions from net investment income		($755,700)	($1,083,811)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,050,000	$109,985,016	1,900,000	$98,621,115
Shares redeemed	+	(600,000)	(31,953,654)	(400,000)	(20,579,028)

Net transactions in fund shares		1,450,000	$78,031,362	1,500,000	$78,042,087

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,200,001	$117,451,738	700,001	$34,516,754
Total increase	+	1,450,000	79,791,078	1,500,000	82,934,984

End of period		3,650,001	$197,242,816	2,200,001	$117,451,738

Net investment income not yet distributed			$164,107		$1,117

See financial notes 25

Schwab U.S. Aggregate Bond ETF™

Financial Statements

Financial Highlights

	1/1/12–		7/13/11[1]–
	6/30/12*		12/31/11

Per-Share Data ($)

Net asset value at beginning of period	51.50		50.00

Income (loss) from investment operations:
Net investment income (loss)	0.42		0.37
Net realized and unrealized gains (losses)	0.70		1.52

Total from investment operations	1.12		1.89
Less distributions:
Distributions from net investment income	(0.43)		(0.39)

Net asset value at end of period	52.19		51.50

Total return (%)	2.19	[2]	3.79	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3]	0.10	[3]
Gross operating expenses	0.10	[3]	0.10	[3]
Net investment income (loss)	1.64	[3]	1.67	[3]
Portfolio turnover rate[4,5]	92	[2]	446	[2]
Net assets, end of period ($ x 1,000)	281,829		164,804

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
5 Includes to-be-announced (TBA) transactions. See financial note 2.

26 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

0.2%		Asset-Backed Obligations	689,551	696,010
1.9%		Commercial Mortgage Backed Securities	5,229,769	5,314,373
20.4%		Corporate Bonds	56,242,251	57,400,683
4.5%		Foreign Securities	12,411,791	12,653,231
30.5%		Mortgage-Backed Securities	85,300,654	86,097,652
0.9%		Municipal Bonds	2,487,990	2,568,571
40.9%		U.S. Government and Government Agencies	112,355,410	115,139,792
0.3%		Other Investment Company	765,992	765,992
3.2%		Short-Term Investment	8,999,860	8,999,844

102.8%		Total Investments	284,483,268	289,636,148
(2	.8)%	Other Assets and Liabilities, Net		(7,806,762)

100.0%		Net Assets		281,829,386

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.2% of net assets

Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	110,945
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	109,950
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	173,910
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	200,000	200,988
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	100,000	100,217

Total Asset-Backed Obligations
(Cost $689,551)		696,010

Commercial Mortgage Backed Securities 1.9% of net assets

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-6 Class A5
4.81%, 12/10/42 (b)	200,000	212,208
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	397,164
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	500,000	560,515
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	200,000	217,427
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	200,000	214,626
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	380,000	412,561
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	210,449
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	462,049
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
5.98%, 08/10/45 (a)(b)	200,000	222,770
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A4
4.40%, 01/12/39 (b)	300,000	312,693
Series 2005-LDP5 Class A4
5.36%, 12/15/44 (a)(b)	200,000	224,256
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	183,561	200,092
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.45%, 06/15/29 (a)(b)	200,000	213,100
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	300,000	329,892
Series 2005-C7 Class A4
5.20%, 11/15/30 (a)(b)	200,000	221,922
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	220,000	234,225
Series 2005-C21 Class A4
5.38%, 10/15/44 (a)(b)	200,000	220,652
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	447,772

Total Commercial Mortgage Backed Securities
(Cost $5,229,769)		5,314,373

Corporate Bonds 20.4% of net assets

Finance 6.6%

Banking 4.4%
American Express Co.
8.13%, 05/20/19	150,000	200,018
American Express Credit Corp.
2.38%, 03/24/17	200,000	205,215
Bank of America Corp.
5.38%, 06/15/14	200,000	208,745
5.13%, 11/15/14	250,000	260,903
3.63%, 03/17/16	650,000	653,536
5.75%, 08/15/16	100,000	104,083
5.65%, 05/01/18	100,000	107,062
5.88%, 02/07/42	100,000	109,940
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	259,205
2.30%, 07/28/16	100,000	103,278
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	102,317

See financial notes 27

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Barclays Bank PLC
3.90%, 04/07/15	100,000	103,651
5.00%, 09/22/16	100,000	108,700
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	104,776
Bear Stearns Cos. LLC
5.70%, 11/15/14	250,000	270,673
BNP Paribas S.A.
5.00%, 01/15/21	100,000	102,830
Capital One Financial Corp.
2.15%, 03/23/15	150,000	151,269
Citigroup, Inc.
6.38%, 08/12/14	100,000	107,097
4.75%, 05/19/15	100,000	105,035
3.95%, 06/15/16	550,000	564,074
8.50%, 05/22/19	54,000	66,782
5.38%, 08/09/20	150,000	162,357
5.88%, 05/29/37	200,000	218,659
Credit Suisse USA, Inc.
5.38%, 03/02/16	250,000	277,504
6.00%, 02/15/18	100,000	107,124
Deutsche Bank AG
3.25%, 01/11/16	150,000	154,500
Fifth Third Bancorp
5.45%, 01/15/17	100,000	109,475
Goldman Sachs Group, Inc.
4.75%, 07/15/13	75,000	77,133
3.63%, 02/07/16	475,000	475,449
5.95%, 01/18/18	240,000	257,172
5.25%, 07/27/21	100,000	101,764
5.75%, 01/24/22	100,000	105,755
6.13%, 02/15/33	80,000	82,395
6.75%, 10/01/37	100,000	98,298
6.25%, 02/01/41	75,000	78,472
HSBC Holdings PLC
5.10%, 04/05/21	350,000	391,456
HSBC USA, Inc.
5.00%, 09/27/20	164,000	166,921
JPMorgan Chase & Co.
2.05%, 01/24/14	425,000	429,811
2.60%, 01/15/16	273,000	275,796
6.30%, 04/23/19	450,000	526,671
6.40%, 05/15/38	100,000	120,648
5.40%, 01/06/42	50,000	55,112
JPMorgan Chase Capital XVIII
6.95%, 08/01/66	75,000	75,375
JPMorgan Chase Capital XXV
6.80%, 10/01/37	350,000	350,873
KeyBank NA
5.80%, 07/01/14	250,000	268,123
Morgan Stanley
3.80%, 04/29/16	250,000	242,413
5.45%, 01/09/17	200,000	202,178
6.63%, 04/01/18	200,000	209,362
7.30%, 05/13/19	200,000	216,341
7.25%, 04/01/32	100,000	106,505
PNC Funding Corp.
3.63%, 02/08/15	160,000	170,044
5.63%, 02/01/17	277,000	308,520
Rabobank Nederland Utrecht
3.88%, 02/08/22	200,000	203,853
Royal Bank of Scotland PLC
6.13%, 01/11/21	225,000	250,376
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	48,359
UBS AG
5.88%, 12/20/17	100,000	111,832
5.75%, 04/25/18	100,000	110,913
US Bancorp
2.20%, 11/15/16 (b)	100,000	103,241
3.00%, 03/15/22 (b)	100,000	102,651
Wachovia Corp.
5.75%, 06/15/17	150,000	174,847
5.50%, 08/01/35	75,000	79,756
Wells Fargo & Co.
5.63%, 12/11/17	150,000	175,368
4.60%, 04/01/21	175,000	195,592
5.38%, 02/07/35	50,000	57,701
Wells Fargo & Co., Series I
3.75%, 10/01/14	150,000	158,454
Westpac Banking Corp.
4.88%, 11/19/19	100,000	108,457

		12,302,795

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19	50,000	57,242
Jefferies Group, Inc.
5.88%, 06/08/14	100,000	104,275
5.50%, 03/15/16	100,000	103,000
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	103,885
6.70%, 03/04/20	15,000	16,645

		385,047

Finance Company 0.6%
General Electric Capital Corp.
5.90%, 05/13/14	230,000	249,948
5.00%, 01/08/16	150,000	165,409
2.95%, 05/09/16	300,000	309,860
6.00%, 08/07/19	100,000	117,180
6.75%, 03/15/32	150,000	186,275
5.88%, 01/14/38	183,000	210,821
6.38%, 11/15/67 (a)(b)	100,000	104,375
HSBC Finance Corp.
5.50%, 01/19/16	100,000	108,382
6.68%, 01/15/21	25,000	27,112
SLM Corp.
5.00%, 04/15/15	250,000	253,548

		1,732,910

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20	100,000	108,749
Allstate Corp.
5.00%, 08/15/14	200,000	216,489
American International Group, Inc.
4.88%, 09/15/16	150,000	159,261
5.60%, 10/18/16	75,000	81,628
5.85%, 01/16/18	40,000	44,326
6.40%, 12/15/20	160,000	181,337
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	148,744

28 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Chubb Corp.
6.00%, 05/11/37	250,000	322,100
Cigna Corp.
4.00%, 02/15/22 (b)	200,000	208,981
5.88%, 03/15/41 (b)	50,000	57,109
CNA Financial Corp.
7.35%, 11/15/19	150,000	177,712
Genworth Financial, Inc.
5.75%, 06/15/14	100,000	101,666
Hartford Financial Services Group, Inc.
5.50%, 03/30/20	70,000	73,199
5.95%, 10/15/36	100,000	95,881
MetLife, Inc.
6.82%, 08/15/18	200,000	244,252
Principal Financial Group, Inc.
7.88%, 05/15/14	25,000	27,854
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	103,988
6.63%, 12/01/37	100,000	113,472
5.63%, 05/12/41	75,000	76,870
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	199,184
6.25%, 06/15/37	70,000	90,988
UnitedHealth Group, Inc.
6.00%, 02/15/18	150,000	181,728
WellPoint, Inc.
5.25%, 01/15/16	150,000	167,633

		3,183,151

Other Financial 0.1%
CME Group, Inc.
5.75%, 02/15/14	150,000	161,783

		161,783

Real Estate Investment Trust 0.3%
Digital Realty Trust LP
5.25%, 03/15/21	100,000	106,638
Duke Realty LP
7.38%, 02/15/15	175,000	195,350
ERP Operating LP
5.75%, 06/15/17	150,000	173,253
HCP, Inc.
2.70%, 02/01/14	18,000	18,294
6.70%, 01/30/18	100,000	116,249
5.38%, 02/01/21 (b)	46,000	50,955
ProLogis LP
6.63%, 05/15/18	50,000	57,742
Simon Property Group LP
6.75%, 05/15/14 (b)	25,000	27,110
6.13%, 05/30/18	150,000	177,711
5.65%, 02/01/20 (b)	52,000	60,753

		984,055

		18,749,741

Industrial 11.5%

Basic Industry 1.2%
Alcoa, Inc.
5.55%, 02/01/17	150,000	163,905
5.95%, 02/01/37	50,000	48,357
ArcelorMittal
9.85%, 06/01/19	100,000	119,158
5.25%, 08/05/20	102,000	97,939
7.00%, 10/15/39	100,000	97,354
Barrick North America Finance LLC
5.70%, 05/30/41	60,000	68,063
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	201,287
3.25%, 11/21/21	100,000	104,570
CF Industries, Inc.
7.13%, 05/01/20	100,000	122,000
Cliffs Natural Resources, Inc.
4.88%, 04/01/21	150,000	147,580
6.25%, 10/01/40	50,000	49,264
Dow Chemical Co.
2.50%, 02/15/16	200,000	205,785
8.55%, 05/15/19	225,000	299,677
5.25%, 11/15/41 (b)	100,000	110,973
EI du Pont de Nemours & Co.
3.25%, 01/15/15	200,000	212,865
International Paper Co.
7.95%, 06/15/18	100,000	126,168
7.50%, 08/15/21	132,000	168,664
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	173,902
6.50%, 07/15/18	100,000	123,412
Rio Tinto Finance USA PLC
3.50%, 03/22/22	100,000	105,609
4.75%, 03/22/42 (b)	100,000	112,363
Teck Resources Ltd.
6.25%, 07/15/41	100,000	112,355
Vale Overseas Ltd.
6.88%, 11/10/39	134,000	157,232
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	105,062

		3,233,544

Capital Goods 1.1%
Boeing Capital Corp.
2.90%, 08/15/18 (b)	100,000	106,871
4.70%, 10/27/19	50,000	58,971
Boeing Co.
6.88%, 03/15/39	90,000	132,168
Caterpillar Financial Services Corp.
1.55%, 12/20/13	100,000	101,405
6.13%, 02/17/14	75,000	81,477
7.15%, 02/15/19	72,000	94,099
Caterpillar, Inc.
5.70%, 08/15/16	100,000	117,926
CRH America, Inc.
6.00%, 09/30/16	100,000	109,567
Deere & Co.
5.38%, 10/16/29	150,000	189,098
General Electric Co.
5.25%, 12/06/17	350,000	409,200
Honeywell International, Inc.
4.25%, 03/01/21	200,000	232,063
John Deere Capital Corp.
5.50%, 04/13/17	200,000	238,170
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	40,275
3.35%, 09/15/21	100,000	103,565
Raytheon Co.
3.13%, 10/15/20	200,000	210,285
Republic Services, Inc.
3.80%, 05/15/18	100,000	107,123

See financial notes 29

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.70%, 05/15/41	80,000	92,117
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	137,125
United Technologies Corp.
5.38%, 12/15/17	100,000	119,688
3.10%, 06/01/22	150,000	157,515
4.50%, 06/01/42	150,000	165,463

		3,004,171

Communications 2.2%
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	206,180
6.38%, 03/01/35	40,000	50,082
AT&T Mobility LLC
7.13%, 12/15/31	50,000	66,403
AT&T, Inc.
5.50%, 02/01/18	130,000	154,662
3.00%, 02/15/22	100,000	101,800
6.80%, 05/15/36	55,000	71,535
6.30%, 01/15/38	120,000	149,994
5.35%, 09/01/40	50,000	57,605
5.55%, 08/15/41	150,000	179,493
BellSouth Corp.
6.88%, 10/15/31	100,000	121,862
6.55%, 06/15/34	150,000	176,707
CBS Corp.
7.88%, 07/30/30	50,000	64,423
5.50%, 05/15/33	150,000	157,997
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/14	90,000	96,385
Comcast Corp.
5.30%, 01/15/14	150,000	159,658
5.15%, 03/01/20	250,000	290,689
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	139,164
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	105,368
3.50%, 03/01/16	30,000	31,669
5.88%, 10/01/19	25,000	28,723
6.00%, 08/15/40 (b)	75,000	82,018
6.38%, 03/01/41	35,000	40,214
Discovery Communications LLC
5.05%, 06/01/20	150,000	169,747
France Telecom S.A.
2.75%, 09/14/16	150,000	153,006
5.38%, 01/13/42	50,000	53,021
NBCUniversal Media LLC
4.38%, 04/01/21	250,000	275,535
News America, Inc.
5.30%, 12/15/14	54,000	59,220
6.90%, 03/01/19	30,000	36,939
6.15%, 03/01/37	50,000	56,842
6.15%, 02/15/41	150,000	176,041
Qwest Corp.
6.75%, 12/01/21	150,000	169,077
TCI Communications, Inc.
7.13%, 02/15/28	150,000	187,959
Telecom Italia Capital S.A.
5.25%, 11/15/13	300,000	301,500
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	150,000	141,893
6.22%, 07/03/17	150,000	140,966
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	176,447
6.55%, 05/01/37	200,000	237,950
5.50%, 09/01/41 (b)	100,000	109,220
Verizon Communications, Inc.
5.55%, 02/15/16	150,000	172,324
5.50%, 02/15/18	100,000	118,511
8.75%, 11/01/18	75,000	103,224
3.50%, 11/01/21	100,000	106,679
5.85%, 09/15/35	80,000	99,137
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	141,448
Vodafone Group PLC
5.00%, 12/16/13	150,000	159,066
5.63%, 02/27/17	50,000	58,566
5.45%, 06/10/19	45,000	54,080
4.38%, 03/16/21	30,000	34,283
6.15%, 02/27/37	50,000	64,131

		6,089,443

Consumer Cyclical 1.4%
CVS Caremark Corp.
4.88%, 09/15/14	75,000	81,170
4.75%, 05/18/20 (b)	108,000	122,901
Daimler Finance North America LLC
6.50%, 11/15/13	30,000	32,169
8.50%, 01/18/31	75,000	115,063
eBay, Inc.
1.63%, 10/15/15	125,000	128,006
Ford Motor Co.
7.45%, 07/16/31	125,000	157,188
Ford Motor Credit Co. LLC
3.88%, 01/15/15	200,000	206,087
6.63%, 08/15/17	150,000	170,809
Home Depot, Inc.
5.40%, 03/01/16	200,000	230,759
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	153,800
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	150,000	173,069
5.13%, 01/15/42 (b)	100,000	105,677
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	101,253
McDonald’s Corp.
5.30%, 03/15/17	86,000	101,632
3.70%, 02/15/42	114,000	113,955
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	164,835
QVC, Inc.
5.13%, 07/02/22	200,000	204,552
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	116,299
Target Corp.
5.88%, 07/15/16	100,000	118,779
3.88%, 07/15/20	25,000	27,591
6.35%, 11/01/32	45,000	59,899
Time Warner, Inc.
3.15%, 07/15/15	85,000	89,708
4.75%, 03/29/21	50,000	56,044
7.63%, 04/15/31	100,000	129,521
7.70%, 05/01/32	61,000	79,882
5.38%, 10/15/41	50,000	53,409

30 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Toyota Motor Credit Corp.
4.25%, 01/11/21	80,000	89,799
3.40%, 09/15/21	100,000	105,371
Viacom, Inc.
2.50%, 12/15/16	50,000	51,823
6.88%, 04/30/36	100,000	129,899
Wal-Mart Stores, Inc.
5.25%, 09/01/35	100,000	121,460
6.50%, 08/15/37	200,000	283,099
Walt Disney Co.
1.35%, 08/16/16	150,000	151,710

		4,027,218

Consumer Non-Cyclical 2.8%
Abbott Laboratories
5.88%, 05/15/16	100,000	118,017
Altria Group, Inc.
7.75%, 02/06/14	20,000	22,075
4.75%, 05/05/21	100,000	113,612
10.20%, 02/06/39	37,000	60,375
Amgen, Inc.
3.88%, 11/15/21 (b)	200,000	211,587
5.15%, 11/15/41 (b)	100,000	104,794
Anheuser-Busch Cos., Inc.
6.45%, 09/01/37	60,000	81,741
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	212,886
6.88%, 11/15/19	100,000	129,206
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	124,558
Aristotle Holding, Inc.
2.75%, 11/21/14 (c)	100,000	102,198
6.13%, 11/15/41 (c)	100,000	121,974
AstraZeneca PLC
5.40%, 06/01/14	75,000	81,821
Baxter International, Inc.
5.90%, 09/01/16	100,000	118,968
Boston Scientific Corp.
6.00%, 01/15/20	150,000	179,172
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	107,387
Coca-Cola Co.
1.50%, 11/15/15	100,000	102,253
3.15%, 11/15/20	150,000	161,004
ConAgra Foods, Inc.
7.00%, 04/15/19	200,000	245,487
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	52,072
Diageo Capital PLC
5.75%, 10/23/17	200,000	240,701
Diageo Investment Corp.
2.88%, 05/11/22	150,000	154,418
Express Scripts, Inc.
3.13%, 05/15/16	130,000	135,475
General Mills, Inc.
3.15%, 12/15/21 (b)	100,000	102,535
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	100,000	121,037
2.85%, 05/08/22	150,000	152,908
Johnson & Johnson
1.20%, 05/15/14	100,000	101,405
5.95%, 08/15/37	75,000	105,027
Kellogg Co.
7.45%, 04/01/31	100,000	137,352
Kimberly-Clark Corp.
5.00%, 08/15/13	45,000	47,235
Koninklijke Philips Electronics
5.00%, 03/15/42	100,000	107,933
Kraft Foods, Inc.
4.13%, 02/09/16	250,000	272,456
5.38%, 02/10/20	150,000	177,786
6.50%, 02/09/40	25,000	32,231
Kroger Co.
6.40%, 08/15/17	25,000	29,921
7.50%, 04/01/31	100,000	130,431
McKesson Corp.
3.25%, 03/01/16	50,000	53,718
Medtronic, Inc.
4.45%, 03/15/20	100,000	114,966
Merck & Co., Inc.
5.30%, 12/01/13 (a)	200,000	213,221
2.25%, 01/15/16	90,000	94,062
3.88%, 01/15/21 (b)	200,000	225,338
5.85%, 06/30/39	64,000	87,199
Novartis Capital Corp.
4.40%, 04/24/20	100,000	115,964
PepsiCo, Inc.
3.75%, 03/01/14	50,000	52,471
5.00%, 06/01/18	150,000	175,437
4.88%, 11/01/40	75,000	87,867
Pfizer, Inc.
6.20%, 03/15/19	225,000	282,403
Philip Morris International, Inc.
2.90%, 11/15/21	150,000	154,787
6.38%, 05/16/38	50,000	67,130
Procter & Gamble Co.
1.80%, 11/15/15	375,000	387,423
4.70%, 02/15/19	42,000	49,890
5.55%, 03/05/37	100,000	133,638
Quest Diagnostics, Inc.
3.20%, 04/01/16	200,000	209,367
Reynolds American, Inc.
7.63%, 06/01/16	175,000	211,097
Safeway, Inc.
3.95%, 08/15/20	50,000	48,328
Sanofi
2.63%, 03/29/16	100,000	105,014
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	125,000	162,988
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	57,132
3.60%, 08/15/21 (b)	50,000	53,885
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	125,000	132,869
6.13%, 08/15/19	100,000	115,137

		7,891,369

Energy 1.5%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	255,565
6.38%, 09/15/17	200,000	232,588
6.45%, 09/15/36	100,000	115,990
Apache Corp.
6.00%, 01/15/37	100,000	126,819

See financial notes 31

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Baker Hughes, Inc.
3.20%, 08/15/21	100,000	104,520
5.13%, 09/15/40	200,000	234,735
BP Capital Markets PLC
3.63%, 05/08/14	120,000	125,843
4.75%, 03/10/19	100,000	113,333
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	122,940
Chevron Corp.
3.95%, 03/03/14	100,000	105,544
4.95%, 03/03/19	100,000	120,699
ConocoPhillips
6.50%, 02/01/39	125,000	173,737
Devon Energy Corp.
5.60%, 07/15/41 (b)	100,000	116,468
Encana Corp.
6.50%, 02/01/38	68,000	74,960
Halliburton Co.
7.45%, 09/15/39	60,000	89,079
Hess Corp.
7.30%, 08/15/31	75,000	94,117
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	140,198
Occidental Petroleum Corp.
1.75%, 02/15/17	85,000	86,530
4.10%, 02/01/21 (b)	200,000	224,632
3.13%, 02/15/22 (b)	100,000	104,465
Phillips 66
2.95%, 05/01/17 (c)	200,000	205,744
Shell International Finance BV
3.10%, 06/28/15	100,000	106,764
4.30%, 09/22/19	100,000	116,215
6.38%, 12/15/38	45,000	63,917
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	118,586
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	48,000	48,191
Tosco Corp.
7.80%, 01/01/27	150,000	215,015
Total Capital S.A.
3.00%, 06/24/15	100,000	106,203
Transocean, Inc.
5.05%, 12/15/16	100,000	108,573
6.80%, 03/15/38	100,000	112,797
Valero Energy Corp.
6.13%, 02/01/20	150,000	173,451
Weatherford International Ltd.
4.50%, 04/15/22 (b)	100,000	102,688

		4,240,906

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14	50,000	53,113

		53,113

Technology 0.9%
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	279,897
5.90%, 02/15/39	50,000	64,668
Hewlett-Packard Co.
1.25%, 09/13/13	150,000	149,927
6.13%, 03/01/14	150,000	161,065
2.60%, 09/15/17	200,000	201,003
6.00%, 09/15/41	200,000	221,234
International Business Machines Corp.
0.55%, 02/06/15	180,000	178,947
1.88%, 05/15/19	100,000	101,225
7.00%, 10/30/25	105,000	145,832
Microsoft Corp.
4.50%, 10/01/40	100,000	115,439
Oracle Corp.
5.75%, 04/15/18	165,000	200,446
3.88%, 07/15/20	180,000	201,864
5.38%, 07/15/40	100,000	123,007
Pitney Bowes, Inc.
4.75%, 01/15/16	100,000	101,536
Xerox Corp.
4.25%, 02/15/15	100,000	106,091
5.63%, 12/15/19	200,000	225,750

		2,577,931

Transportation 0.4%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	157,461
5.05%, 03/01/41 (b)	80,000	88,390
CSX Corp.
6.25%, 04/01/15	100,000	114,004
4.25%, 06/01/21 (b)	150,000	164,125
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	152,044
Southwest Airlines Co.
5.13%, 03/01/17	120,000	131,842
Union Pacific Corp.
4.00%, 02/01/21 (b)	180,000	198,304
United Parcel Service, Inc.
6.20%, 01/15/38	125,000	172,423

		1,178,593

		32,296,288

Utilities 2.3%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	102,037
Appalachian Power Co.
7.00%, 04/01/38	75,000	100,841
Carolina Power & Light Co.
5.13%, 09/15/13	100,000	105,326
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,216
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	98,000	119,570
Detroit Edison Co.
3.95%, 06/15/42	100,000	102,091
Dominion Resources, Inc.
5.15%, 07/15/15	100,000	111,460
Duke Energy Carolinas LLC
5.30%, 02/15/40	100,000	123,888
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	191,688
Entergy Corp.
3.63%, 09/15/15	75,000	77,156
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	155,552
4.00%, 10/01/20 (b)	150,000	151,199

32 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
FirstEnergy Corp.
7.38%, 11/15/31	300,000	377,643
Florida Power & Light Co.
5.95%, 02/01/38	50,000	66,669
Florida Power Corp.
6.40%, 06/15/38	91,000	124,560
Georgia Power Co.
4.75%, 09/01/40	150,000	165,334
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	118,765
6.13%, 04/01/36	100,000	125,554
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	118,708
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	225,000	228,380
Pacific Gas & Electric Co.
6.05%, 03/01/34	192,000	242,751
PPL Energy Supply LLC
4.60%, 12/15/21 (b)	100,000	102,815
Public Service Electric & Gas Co.
0.85%, 08/15/14	100,000	100,228
3.95%, 05/01/42 (b)	100,000	103,899
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	112,080
SCANA Corp.
4.13%, 02/01/22 (b)	100,000	101,102
Southern California Edison Co.
5.75%, 03/15/14	150,000	162,627
5.50%, 08/15/18	100,000	121,668
Virginia Electric and Power Co.
6.00%, 05/15/37	139,000	181,688
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	105,161
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	100,000	115,726

		4,167,382

Natural Gas 0.7%
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	57,424
4.65%, 06/01/21 (b)	100,000	103,499
7.50%, 07/01/38	100,000	113,123
Enterprise Products Operating LLC
9.75%, 01/31/14	200,000	225,726
6.30%, 09/15/17	100,000	119,497
5.20%, 09/01/20	70,000	80,220
6.45%, 09/01/40	50,000	59,754
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50,000	60,123
5.80%, 03/15/35	150,000	159,368
6.55%, 09/15/40	50,000	57,220
National Grid PLC
6.30%, 08/01/16	75,000	86,610
Sempra Energy
6.00%, 10/15/39	100,000	124,670
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (c)	250,000	287,451
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	105,611
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	61,762
7.63%, 01/15/39	50,000	75,075
Williams Partners LP
7.25%, 02/01/17	200,000	239,880
6.30%, 04/15/40	50,000	59,426

		2,076,439

Other Utilities 0.1%
Veolia Environnement S.A.
6.00%, 06/01/18	100,000	110,833

		110,833

		6,354,654

Total Corporate Bonds
(Cost $56,242,251)		57,400,683

Foreign Securities 4.5% of net assets

Foreign Agencies 1.4%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	150,000	152,517

		152,517

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	105,088
1.25%, 10/27/15	60,000	61,618

		166,706

Cayman Islands 0.1%
Petrobras International Finance Co.
2.88%, 02/06/15	100,000	101,750
6.88%, 01/20/40	180,000	215,914

		317,664

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/16/16 (d)	375,000	398,567
4.88%, 01/17/17 (d)	350,000	408,507
1.25%, 02/15/17 (d)	350,000	354,170
4.50%, 07/16/18 (d)	300,000	352,101
4.88%, 06/17/19 (d)	200,000	240,927

		1,754,272

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	200,000	209,643

		209,643

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	200,000	239,000
Petroleos Mexicanos
5.50%, 01/21/21	200,000	227,000

		466,000

Norway 0.0%
Statoil A.S.A.
2.90%, 10/15/14	100,000	104,937

		104,937

Republic of Korea 0.2%
Export-Import Bank of Korea
5.88%, 01/14/15	300,000	329,119

See financial notes 33

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.38%, 09/15/21	300,000	319,307

		648,426

		3,820,165

Foreign Local Government 0.4%

Canada 0.4%
Hydro Quebec
2.00%, 06/30/16	200,000	207,255
8.05%, 07/07/24	60,000	88,941
Province of British Columbia Canada
2.85%, 06/15/15	250,000	266,024
Province of Ontario
2.95%, 02/05/15	460,000	485,611
4.00%, 10/07/19	75,000	85,381
Province of Quebec
7.50%, 09/15/29	68,000	104,842

		1,238,054

Sovereign 1.2%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17	250,000	295,125
4.88%, 01/22/21	100,000	116,150
8.25%, 01/20/34	150,000	236,250
7.13%, 01/20/37	100,000	144,750

		792,275

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	208,838

		208,838

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	100,000	131,250
7.38%, 09/18/37	100,000	148,450

		279,700

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	300,000	289,927
6.88%, 09/27/23	150,000	154,410

		444,337

Mexico 0.3%
Mexico Government International Bond
5.88%, 02/17/14	84,000	90,216
5.63%, 01/15/17	150,000	175,313
8.00%, 09/24/22	200,000	283,500
6.05%, 01/11/40	150,000	194,250

		743,279

Panama 0.1%
Panama Government International Bond
6.70%, 01/26/36	200,000	271,000

		271,000

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	322,500

		322,500

Poland 0.0%
Poland Government International Bond
5.25%, 01/15/14	100,000	105,882

		105,882

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	108,750

		108,750

		3,276,561

Supranational 1.5%
Asian Development Bank
2.63%, 02/09/15	400,000	422,205
2.50%, 03/15/16	150,000	159,837
European Bank for Reconstruction & Development
1.63%, 09/03/15	100,000	102,510
European Investment Bank
4.63%, 05/15/14	450,000	482,042
4.63%, 10/20/15	400,000	446,717
2.50%, 05/16/16	325,000	339,907
5.13%, 05/30/17	500,000	585,203
4.00%, 02/16/21	300,000	335,042
Inter-American Development Bank
3.00%, 04/22/14	200,000	209,188
4.50%, 09/15/14	300,000	325,500
5.13%, 09/13/16	100,000	117,867
International Bank for Reconstruction & Development
0.50%, 11/26/13	350,000	350,525
2.13%, 03/15/16	200,000	210,584
1.00%, 09/15/16	125,000	126,083
International Finance Corp.
2.13%, 11/17/17	100,000	105,241

		4,318,451

Total Foreign Securities
(Cost $12,411,791)		12,653,231

Mortgage-Backed Securities 30.5% of net assets

U.S. Government Agency Mortgages 30.5%
Fannie Mae
5.50%, 02/01/17 to 07/01/38 (b)	4,141,522	4,525,499
5.00%, 02/01/18 to 11/01/40 (b)	6,081,060	6,611,279
3.50%, 10/01/18 to 07/01/42 (b)	4,495,145	4,745,900
4.00%, 09/01/20 to 12/01/41 (b)	7,869,833	8,398,720
4.50%, 04/01/23 to 07/01/41 (b)	6,758,968	7,268,368
2.50%, 03/01/27 (b)	97,947	101,143
3.00%, 04/01/27 to 05/01/27 (b)	1,084,468	1,138,457
6.00%, 06/01/37 to 09/01/39 (b)	3,034,332	3,344,860
3.65%, 03/01/40 (a)(b)	559,305	590,455
3.36%, 04/01/40 (a)(b)	195,029	205,121
3.60%, 05/01/40 (a)(b)	168,050	177,261

34 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Fannie Mae TBA
2.50%, 07/01/27 (b)	300,000	309,188
3.00%, 07/01/27 to 07/01/42 (b)	200,000	207,375
3.50%, 07/01/27 to 07/01/42 (b)	300,000	315,969
4.00%, 07/01/27 (b)	100,000	106,375
4.50%, 07/01/27 to 07/01/42 (b)	400,000	429,000
5.00%, 07/01/27 (b)	200,000	215,594
5.50%, 07/01/27 (b)	100,000	108,535
Freddie Mac
4.50%, 02/01/13 to 09/01/41 (b)	5,938,616	6,336,041
5.00%, 06/01/18 to 09/01/40 (b)	3,274,550	3,525,317
5.50%, 11/01/18 to 02/01/40 (b)	3,215,038	3,499,407
4.00%, 05/01/23 to 10/01/41 (b)	3,861,836	4,110,111
3.50%, 11/01/25 to 04/01/42 (b)	2,532,960	2,663,558
3.00%, 10/01/26 to 05/01/41 (a)(b)	1,270,816	1,332,332
6.00%, 10/01/37 to 04/01/38 (b)	1,706,608	1,873,213
6.50%, 11/01/37 to 09/01/39 (b)	1,420,041	1,594,723
Freddie Mac TBA
3.00%, 07/01/27 (b)	300,000	313,734
3.50%, 07/01/27 (b)	100,000	105,188
4.00%, 07/01/27 (b)	100,000	105,703
Ginnie Mae
4.00%, 04/20/26 to 06/20/42 (b)	3,710,319	4,057,034
5.50%, 04/15/33 to 11/15/38 (b)	2,041,054	2,273,609
5.00%, 10/15/34 to 04/20/40 (b)	3,552,515	3,922,663
6.00%, 02/15/37 to 12/15/38 (b)	1,151,210	1,293,427
3.50%, 08/20/38 to 06/20/42 (a)(b)	2,626,384	2,799,182
4.50%, 04/15/39 to 12/20/41 (b)	5,829,196	6,414,693
3.00%, 10/20/40 to 10/20/41 (a)(b)	1,022,891	1,078,618

Total Mortgage-Backed Securities
(Cost $85,300,654)		86,097,652

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	140,786
California
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	250,000	321,730
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	125,054
Georgia
GA (Build America Bonds) Series H
4.50%, 11/01/25	40,000	45,932
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	259,264
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	23,895
Metropolitan Transportation Authority
NY (Build America Bonds) Series E
6.81%, 11/15/40	150,000	195,548
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	141,087
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	255,618
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	250,000	314,152
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	250,752
State of Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	300,000	283,860
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	200,000	210,893

Total Municipal Bonds
(Cost $2,487,990)		2,568,571

U.S. Government and Government Agencies 40.9% of net assets

U.S. Government Agency Securities 5.3%
Fannie Mae
1.13%, 06/27/14	780,000	792,198
0.55%, 02/27/15 (b)	2,000,000	2,003,540
1.63%, 10/26/15	2,166,000	2,245,382
7.13%, 01/15/30	295,000	463,699
Federal Farm Credit Bank
4.88%, 12/16/15	341,000	390,431
Federal Home Loan Bank
0.88%, 12/27/13	1,070,000	1,078,888
5.00%, 11/17/17	1,435,000	1,734,845
Freddie Mac
0.38%, 11/27/13	2,476,000	2,478,786
1.00%, 07/30/14	1,226,000	1,241,758
0.60%, 05/22/15 (b)	600,000	600,139
2.38%, 01/13/22	594,000	610,894
6.75%, 03/15/31	280,000	430,976
Tennessee Valley Authority
6.75%, 11/01/25	520,000	761,279

		14,832,815

See financial notes 35

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Treasury Obligations 35.6%
U.S. Treasury Bonds
9.13%, 05/15/18	2,255,000	3,318,021
8.00%, 11/15/21	1,784,000	2,800,880
6.00%, 02/15/26	873,000	1,279,900
6.75%, 08/15/26	684,000	1,072,918
5.25%, 02/15/29	308,000	434,521
5.38%, 02/15/31	513,000	747,617
4.38%, 02/15/38	1,988,000	2,638,138
3.50%, 02/15/39	777,000	899,256
4.38%, 11/15/39	856,000	1,140,353
4.63%, 02/15/40	893,000	1,235,410
4.25%, 11/15/40	300,000	392,484
3.75%, 08/15/41	1,576,000	1,900,804
3.13%, 02/15/42	2,534,000	2,722,071
U.S. Treasury Notes
0.38%, 07/31/13	2,147,000	2,149,935
0.75%, 09/15/13	2,009,000	2,020,694
0.25%, 11/30/13	2,444,000	2,442,758
0.13%, 12/31/13	2,080,000	2,074,800
0.25%, 01/31/14	1,040,000	1,039,228
1.75%, 01/31/14	4,143,000	4,237,353
0.25%, 02/28/14	2,717,000	2,714,666
1.25%, 04/15/14	3,805,000	3,867,725
1.00%, 05/15/14	5,200,000	5,265,000
0.25%, 05/31/14	2,320,000	2,317,462
0.38%, 11/15/14	567,000	567,399
2.38%, 02/28/15	938,000	987,172
2.50%, 03/31/15	2,973,000	3,144,411
2.50%, 04/30/15	1,508,000	1,596,477
2.13%, 05/31/15	1,734,000	1,819,346
1.88%, 06/30/15	1,234,000	1,286,831
1.75%, 07/31/15	2,471,000	2,569,262
2.13%, 02/29/16	1,145,000	1,211,107
2.25%, 03/31/16	2,153,000	2,289,918
2.00%, 04/30/16	1,926,000	2,031,630
2.63%, 04/30/16	1,145,000	1,234,632
3.25%, 05/31/16	1,016,000	1,121,251
3.00%, 09/30/16	1,636,000	1,798,322
0.88%, 01/31/17	3,694,000	3,726,611
3.25%, 03/31/17	2,206,000	2,466,068
0.63%, 05/31/17	2,150,000	2,140,426
1.88%, 09/30/17	1,527,000	1,611,104
1.88%, 10/31/17	1,268,000	1,337,938
2.88%, 03/31/18	1,414,000	1,571,528
2.63%, 04/30/18	3,009,000	3,302,612
1.38%, 09/30/18	1,096,000	1,122,201
1.25%, 04/30/19	1,768,000	1,787,890
3.38%, 11/15/19	2,403,000	2,780,535
2.63%, 08/15/20	1,722,000	1,895,411
2.63%, 11/15/20	2,524,000	2,774,626
3.63%, 02/15/21	1,944,000	2,295,438
2.13%, 08/15/21	1,070,000	1,124,837

		100,306,977

Total U.S. Government and Government Agencies
(Cost $112,355,410)		115,139,792

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	765,992	765,992

Total Other Investment Company
(Cost $765,992)		765,992

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 3.2% of net assets

U.S. Treasury Obligations 3.2%
U.S. Treasury Bills
0.01%, 07/12/12 (e)	3,000,000	2,999,952
0.04%, 07/19/12 (e)	6,000,000	5,999,892

Total Short-Term Investments
(Cost $8,999,860)		8,999,844

End of Investments

At 06/30/12, the tax basis cost of the fund’s investments was $284,493,932 and the unrealized appreciation and depreciation were $5,384,363 and ($242,147), respectively, with a net unrealized appreciation $5,142,216.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $717,367 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
USD —	Unified school district

36 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Asset-Backed Obligations(a)	$—	$696,010	$—	$696,010
Commercial Mortgage Backed Securities(a)	—	5,314,373	—	5,314,373
Corporate Bonds(a)	—	57,400,683	—	57,400,683
Foreign Securities(a)	—	12,653,231	—	12,653,231
Mortgage-Backed Securities(a)	—	86,097,652	—	86,097,652
Municipal Bonds(a)	—	2,568,571	—	2,568,571
U.S. Government and Government Agencies(a)	—	115,139,792	—	115,139,792
Other Investment Company(a)	765,992	—	—	765,992
Short-Term Investments(a)	—	8,999,844	—	8,999,844

Total	$765,992	$288,870,156	$—	$289,636,148

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

See financial notes 37

 Schwab U.S. Aggregate Bond ETF

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at value (cost $284,483,268)		$289,636,148
Receivables:
Investments sold		4,891,771
Interest	+	1,750,307

Total assets		296,278,226

Liabilities

Payables:
Investments bought		14,446,462
Investment adviser fees	+	2,378

Total liabilities		14,448,840

Net Assets

Total assets		296,278,226
Total liabilities	−	14,448,840

Net assets		$281,829,386

Net Assets by Source
Capital received from investors		276,495,879
Distributions in excess of net investment income		(54,146)
Net realized capital gains		234,773
Net unrealized capital gains		5,152,880

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$281,829,386		5,400,001		$52.19

38 See financial notes

 Schwab U.S. Aggregate Bond ETF

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$1,940,449

Expenses

Investment adviser fees		111,252
Interest expense	+	502

Total expenses	−	111,754

Net investment income		1,828,695

Realized and Unrealized Gains (Losses)

Net realized gains on investments		323,042
Net unrealized gains on investments	+	2,616,624

Net realized and unrealized gains		2,939,666

Net increase in net assets resulting from operations		$4,768,361

See financial notes 39

 Schwab U.S. Aggregate Bond ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			7/13/11*-12/31/11
Net investment income		$1,828,695	$828,728
Net realized gains (losses)		323,042	(17,818)
Net unrealized gains	+	2,616,624	2,536,256

Net increase in net assets resulting from operations		4,768,361	3,347,166

Distributions to Shareholders

Distributions from net investment income		($1,889,640)	($892,380)

Transactions in Fund Shares

		1/1/12-6/30/12		7/13/11*-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,200,000	$114,146,371	3,200,001	$162,349,508
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		2,200,000	$114,146,371	3,200,001	$162,349,508

Shares Outstanding and Net Assets

		1/1/12-6/30/12		7/13/11*-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,200,001	$164,804,294	—	$—
Total increase	+	2,200,000	117,025,092	3,200,001	164,804,294

End of period		5,400,001	$281,829,386	3,200,001	$164,804,294

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($54,146)		$6,799

*	Commencement of operations.

40 See financial notes

 Schwab Fixed-Income ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Large-Cap Value ETF
Schwab U.S. TIPS ETF	Schwab U.S. Mid-Cap ETF
Schwab U.S. Short-Term U.S. Treasury ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Intermediate-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Equity ETF
Schwab U.S. Broad Market ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. REIT ETF

The funds issue and redeem shares at their net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of June 30, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures describe above in Security Valuation section. The Fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income monthly and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the shareholder could lose money.

The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of their respective index.

Interest rates will rise and fall over time. During periods when interest rates are low, the funds’ yields and total returns also may be low. The longer a fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

To the extent a fund uses statistical sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

As index funds, the funds seek to track the performance of their benchmark index, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error“. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its benchmark index or match the securities’ weighting to the benchmark.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions;

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab	Schwab
Schwab	Short-Term	Intermediate-Term	U.S. Aggregate
U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

0.14%	0.12%	0.12%	0.10%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the funds had no direct security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

5. Other Service Providers (continued):

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2012, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions	Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$39,553,572	$—	$39,553,572
Schwab Short-Term U.S. Treasury ETF	120,741,681	—	120,741,681
Schwab Intermediate-Term U.S. Treasury ETF	57,471,477	—	57,471,477
Schwab U.S. Aggregate Bond ETF	247,706,400	46,926,604	294,633,004

	Sales/Maturities of Long-Term
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions	Other Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$41,242,545	$—	$41,242,545
Schwab Short-Term U.S. Treasury ETF	101,071,945	—	101,071,945
Schwab Intermediate-Term U.S. Treasury ETF	49,147,904	—	49,147,904
Schwab U.S. Aggregate Bond ETF	191,532,556	13,273,113	204,805,669

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):

The in-kind transactions for the period ended June 30, 2012 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab U.S. TIPS ETF	$145,682,675	$—
Schwab Short-Term U.S. Treasury ETF	68,835,634	19,617,824
Schwab Intermediate-Term U.S. Treasury ETF	97,679,190	27,150,177
Schwab U.S. Aggregate Bond ETF	24,949,080	—

For the period ended June 30, 2012, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2012 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and no capital losses utilized.

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

		Schwab	Schwab	Schwab
	Schwab	Short-Term	Intermediate-Term	U.S. Aggregate
Expiration Date	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

December 31, 2018	$39	$366	$2,072	$—
No expiration	219,200	13,697	38,432	78,939

Total	$219,239	$14,063	$40,504	$78,939

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17	Director, PS Business Parks, Inc. (2005 – present).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G, Inc. (certified public accountants and advisers) (May 1987 – present).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of the investment adviser. In addition to his employment with the investment adviser, Mr. Bettinger also owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. Treasury 1 − 3yr Index An index that measures the performance of short term government bonds issued by the US Treasury.

Barclays U.S. Treasury 7 − 10yr Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of between 7 and 10 years.

Barclays U.S. Treasury Long Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 or more years.

bid The price at which someone is willing to buy a security.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change of are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity The ability to convert a security or asset quickly into cash.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid);

however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

primary market The market that deals with the issuance of new securities.

replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.

weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Notes

Notes

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-01

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust- Fixed Income ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: August 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: August 10, 2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: August 10, 2012